Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Laboratory Testing Services [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 186,000	$ 8,000	$ 8,000
Consulting Services [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	100,000	84,000	0
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense	$ 134,000	$ 139,000	$ 141,000